Financial Instruments and Risk Management, Changes in liabilities from financing activities (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Liabilities from financing activities [Abstract]
Beginning balance	$ 30,620	$ 31,214	$ 23,472
Cash movements	(2,668)	(3,392)	(666)
Other non-cash movements	4,644	2,798	8,408
Ending balance	32,596	30,620	31,214
Interest Bearing Liabilities [Member]
Liabilities from financing activities [Abstract]
Beginning balance	0	112	0
Cash movements	558	(112)	110
Other non-cash movements	24	0	2
Ending balance	582	0	112
Preference Shares [Member]
Liabilities from financing activities [Abstract]
Beginning balance	25,205	24,849	23,462
Cash movements	0	0	0
Other non-cash movements	4,145	356	1,387
Ending balance	29,350	25,205	24,849
Lease Liabilities [Member]
Liabilities from financing activities [Abstract]
Beginning balance	5,415	6,253	10
Cash movements	(3,226)	(3,280)	(776)
Other non-cash movements	475	2,442	7,019
Ending balance	$ 2,664	$ 5,415	$ 6,253